Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (39,050)	$ (45,968)
Ending balance	(34,867)	(39,050)	$ (45,968)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(38,599)	(46,604)	(33,499)
Current period other comprehensive income (loss)	3,905	8,005	(13,105)
Ending balance	(34,694)	(38,599)	(46,604)
Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(451)	636	(421)
Current period other comprehensive income (loss)	528	(876)	1,151
Reclassification adjustment	(250)	(211)	(94)
Ending balance	(173)	(451)	636
Equity Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(301)
Ending balance
Equity Securities | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ 301